Loans	6 Months Ended
Jun. 30, 2026
Loans [Abstract]
LOANS

7. LOANS

Outstanding balances of loans consist of the following:

	As of
	December 31, 2025	June 30, 2026
Industrial Bank Jilin Branch	RMB	RMB	US$
(1) Annual interest rate of 4.00%, from November 8, 2024 to November 5, 2027(i)	4,800	4,700	693
(2) Annual interest rate of 4.20%, from March 25, 2025 to March 23, 2026(i)	21,900	-	-
(3) Annual interest rate of 4.20%, from March 31, 2025 to March 30, 2026(i)	5,000	-	-
(4) Annual interest rate of 4.10%, from December 10, 2025 to December 9, 2026(i)	8,000	8,000	1,179
(5) Annual interest rate of 4.20%, from August 1, 2025 to July 31, 2028(i)	4,750	4,500	663
(6) Annual interest rate of 4.10%, from January 7, 2026 to January 6, 2027 (i)	-	4,990	735
(7) Annual interest rate of 4.10%, from January 7, 2026 to January 6, 2027 (i)	-	5,010	738
(8) Annual interest rate of 4.20%, from March 23, 2026 to March 22, 2027 (i)	-	21,900	3,228
Industrial Bank Hong Kong Branch
(9) Annual interest rate of 2.89%, from November 7, 2025 to November 6, 2026(i)	10,200	9,574	1,412
China Minsheng Bank Jilin Branch
(10) Annual interest rate of 3.85%, from February 6, 2025 to February 6, 2026 (ii)	3,000	-	-
(11) Annual interest rate of 3.85%, from February 21, 2025 to February 21, 2026(ii)	2,010	-	-
(12) Annual interest rate of 3.85%, from September 8, 2025 to September 8, 2026(ii)	4,990	4,990	735
(13) Annual interest rate of 3.50%, from February 9, 2026 to February 9, 2027 (ii)	-	3,000	442
(14) Annual interest rate of 3.50%, from March 6, 2026 to March 6, 2027 (ii)	-	2,010	296
Bank of Jilin
(15) Annual interest rate of 3.85%, from March 28, 2025 to March 24, 2026 (ii)	10,000	-	-
(16) Annual interest rate of 3.50%, from March 23, 2026 to March 16, 2027 (ii)	-	9,900	1,459
Total	74,650	78,574	11,580
Less: Bank loans – current portion	(65,800)	(70,074)	(10,327)
Bank loans– non-current portion	8,850	8,500	1,253

(i)	The repayments were guaranteed by buildings and land use right.

(ii)	The repayments were guaranteed by Jilin Zhengye Group Co.,Ltd.

In connection with borrowing of the JPY loan, the Company entered into foreign exchange swap contracts and cross-currency interest rate swap contracts with Industrial Bank with termination dates November 5, 2026 and November 6, 2026, respectively, to run concurrently with the JPY Loan. The interest rates payable by the Company under the cross-currency interest rate swap contracts are fixed interest rates of 2.89% denominated in RMB and the Company is required to transfer the principal amount of the JPY loan at fixed exchange rate of 0.046410 upon maturity in exchange for JPY227.7 million (or RMB10.6 million) under the foreign exchange swap contracts (see Note 2 and Note 3).

The weighted average short-term interest rate was 3.91% and 3.85% for the six months ended June 30, 2025 and 2026, respectively. Interest expense for the six months ended June 30, 2025 and 2026, amounted to RMB1,752 and RMB1,565 (US$231), respectively.

China Minsheng Bank Jilin Branch provided a working capital credit facility to the Company with a term from February 4, 2026 to February 3, 2027. Bank of Jilin provided a working capital credit facility to the Company with a term from March 23, 2026 to March 16, 2027. As of June 30, 2026, the Company’s unused working capital credit facility was nil.

As of June 30, 2026, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
The remaining six months ending December 31, 2026	350	52
The twelve months ending
2027	5,100	752
2028	3,750	552
	9,200	1,356